Note 9 - Staff Numbers and Costs (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Average Number of Employee [Text Block]
	2018	2017	2016
Sales and Business Development	9	5	-
Central Services & Management	37	12	1
Production	148	26	-
Total	194	43	1

Aggregate Remuneration Costs [Text Block]
(US dollars in thousands)	2018	2017	2016
Salaries, wages and incentives	11,857	5,605	102
Social security costs	2,457	398	-
Pension contributions	278	196	-
Short-term compensated absences	337	403	-
Total	14,929	6,602	102

Key Management Personnel Expenses [Text Block]
(US dollars in thousands)	2018	2017	2016
Salaries, wages and incentives	2,281	3,014	-
Social security costs	217	194	-
Pension contributions	64	39	-
Short-term compensated absences	13	101	-
Total	2,575	3,348	-